Other (expense) income	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Other (expense) income

Note 8 Other (expense) income

FOR THE YEAR ENDED DECEMBER 31	NOTE	2017	2016
Net mark-to-market gains on derivatives used as economic hedges		88	67
Impairment of assets	13, 14	(82)	(9)
Losses on retirements and disposals of property, plant and equipment and intangible assets		(47)	(28)
Equity losses from investments in associates and joint ventures	15
Loss on investment		(22)	(57)
Operations		(9)	(32)
Early debt redemption costs	20	(20)	(11)
(Losses) gains on investments		(5)	58
Other		(5)	33
Total other (expense) income		(102)	21

Impairment of assets
In 2017, we recorded impairment charges of $82 million, of which $70 million was allocated to indefinite-life intangible assets, and $12 million to finite-life intangible assets. The impairment charges relate to our music TV channels and two small market radio station CGUs within our Bell Media segment. These impairments were the result of revenue and profitability declines from lower audience levels. The charges were determined by comparing the carrying value of the CGUs to their fair value less costs of disposal. We estimated the fair value of the CGUs using both discounted cash flows and market-based valuation models, which include five-year cash flow projections derived from business plans reviewed by senior management for the period of January 1, 2018 to December 31, 2022, using a discount rate of 8.5% and a perpetuity growth rate of nil, as well as market multiple data from public companies and market transactions. The carrying value of these CGUs was $67 million at December 31, 2017.

Equity losses from investments in associates and joint ventures
In 2017 and 2016, we recorded a loss on investment of $20 million and $11 million, respectively, related to equity losses on our share of an obligation to repurchase at fair value the minority interest in one of BCE’s joint ventures. The obligation is marked to market each reporting period and the gain or loss on investment is recorded as equity gains or losses from investments in associates and joint ventures.
In 2016, we also recorded a loss on investment of $46 million related to BCE’s share of the loss recorded by one of our equity investments on the sale of a portion of its operations.

(Losses) gains on investments
In 2016, BCE recorded gains on investments of $58 million which included a gain related to one of our equity investments of $34 million, as well as a gain on investment of $12 million due to the remeasurement of BCE’s previously held equity interest in Q9 to its fair value. See Note 3, Business acquisitions and dispositions for additional details.